Equity (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of number of shares issued

(in shares)	December 31, 2025	December 31, 2024	December 31, 2023
On issue at December 31 - fully paid	315,977,647	220,024,713	220,024,713

Hedging reserve
The hedging instruments were as follows:

	2025
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change in FV recognized in OCI
Interest rate swaps
$161.1 million facility	92,695	110	20	(2,055)
Total	92,695	110	20	(2,055)

	2024
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change in FV recognized in OCI
Interest rate swaps
$161.1 million facility	111,545	2,145	—	1,005
Total	111,545	2,145	—	1,005
The amounts at the reporting date relating to items designated as hedged items were as follows:

	December 31, 2025		December 31, 2024
(in thousands of USD)	Change in value used for calculating hedge ineffectiveness	Cash flow hedge reserve	Change in value used for calculating hedge ineffectiveness	Cash flow hedge reserve

Interest rate risk
Variable-rate instruments	2,055	90	(1,005)	2,145

The amounts relating to items designated as hedging instruments and hedge ineffectiveness were as follows:

	2025				During the period 2025
(in thousands of USD)	Nominal amount	Carrying amount - Assets	Carrying amount - Liabilities	Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk
Interest rate swaps	92,695	110	20	Trade and other current receivables, Trade and other current payables	(2,055)	(317)	Finance expenses

	2024				During the period 2024
(in thousands of USD)	Nominal amount	Carrying amount - Assets	Carrying amount - Liabilities	Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk
Interest rate swaps	111,545	2,145	—	Non-current receivables, Trade and other current receivables	1,005	—	Finance expenses
The following table provides a reconciliation by risk category of components of equity and analysis of OCI items, net of tax, resulting from cash flow hedge accounting:

(in thousands of USD)	Hedging reserve

Balance at January 1, 2025	2,145
Cash flow hedges
Change in fair value interest rate risk	(2,055)
Balance at December 31, 2025	90

Balance at January 1, 2024	1,140
Cash flow hedges
Change in fair value interest rate risk	1,005
Balance at December 31, 2024	2,145